Consolidated statement of changes in equity - USD ($) $ in Millions		Total	IFRS 16 [Member]	IFRS 15 [Member]	IFRS 9 [Member]	Share Capital [Member]	Share Capital [Member] IFRS 16 [Member]	Share Capital [Member] IFRS 15 [Member]	Share Capital [Member] IFRS 9 [Member]	Share Premium Account [Member]	Share Premium Account [Member] IFRS 16 [Member]	Share Premium Account [Member] IFRS 15 [Member]	Share Premium Account [Member] IFRS 9 [Member]	Retained Earnings [Member]	Retained Earnings [Member] IFRS 16 [Member]	Retained Earnings [Member] IFRS 15 [Member]	Retained Earnings [Member] IFRS 9 [Member]	Foreign Currency Translation Reserve [Member]	Foreign Currency Translation Reserve [Member] IFRS 16 [Member]	Foreign Currency Translation Reserve [Member] IFRS 15 [Member]	Foreign Currency Translation Reserve [Member] IFRS 9 [Member]	Capital Redemption Reserves [Member]	Capital Redemption Reserves [Member] IFRS 16 [Member]	Capital Redemption Reserves [Member] IFRS 15 [Member]	Capital Redemption Reserves [Member] IFRS 9 [Member]	Hedging Reserve [Member]	Hedging Reserve [Member] IFRS 16 [Member]	Hedging Reserve [Member] IFRS 15 [Member]	Hedging Reserve [Member] IFRS 9 [Member]	Merger Reserve [Member]	Merger Reserve [Member] IFRS 16 [Member]	Merger Reserve [Member] IFRS 15 [Member]	Merger Reserve [Member] IFRS 9 [Member]	Total Equity Attributable to Owners of the Parent [Member]	Total Equity Attributable to Owners of the Parent [Member] IFRS 16 [Member]	Total Equity Attributable to Owners of the Parent [Member] IFRS 15 [Member]	Total Equity Attributable to Owners of the Parent [Member] IFRS 9 [Member]	Non-controlling Interests [Member]	Non-controlling Interests [Member] IFRS 16 [Member]	Non-controlling Interests [Member] IFRS 15 [Member]	Non-controlling Interests [Member] IFRS 9 [Member]
Beginning balance (Revised [Member]) at Oct. 31, 2018	[1]	$ 7,828.8				$ 65.8				$ 41.0				$ 3,312.0				$ (51.7)				$ 666.3				$ 70.0				$ 3,724.4				$ 7,827.8				$ 1.0
Beginning balance (Impact of Adoption of IFRSs [Member]) at Oct. 31, 2018	[1]			$ 52.4	$ (15.6)			$ 0.0	$ 0.0			$ 0.0	$ 0.0			$ 52.4	$ (15.6)			$ 0.0	$ 0.0			$ 0.0	$ 0.0			$ 0.0	$ 0.0			$ 0.0	$ 0.0			$ 52.4	$ (15.6)			$ 0.0	$ 0.0
Beginning balance at Oct. 31, 2018	[1]	7,792.0				65.8				41.0				3,275.2				(51.7)				666.3				70.0				3,724.4				7,791.0				1.0
Changes in equity [Abstract]
Profit (loss) for the financial year	[1]	1,469.1				0.0				0.0				1,468.8				0.0				0.0				0.0				0.0				1,468.8				0.3
Other comprehensive income/(expense) for the year	[1]	(306.0)				0.0				0.0				4.0				(210.4)				0.0				(99.6)				0.0				(306.0)				0.0
Total comprehensive income/(expense) for the year	[1]	1,163.1				0.0				0.0				1,472.8				(210.4)				0.0				(99.6)				0.0				1,162.8				0.3
Transactions with owners:
Dividends	[1]	(439.2)				0.0				0.0				(439.2)				0.0				0.0				0.0				0.0				(439.2)				0.0
Share options:
Issue of share capital - share options	[1]	(0.7)				0.1				3.0				(3.8)				0.0				0.0				0.0				0.0				(0.7)				0.0
Share-based payment charge	[1]	64.5				0.0				0.0				64.5				0.0				0.0				0.0				0.0				64.5				0.0
Current tax on share options	[1]	13.1				0.0				0.0				13.1				0.0				0.0				0.0				0.0				13.1				0.0
Deferred tax on share options	[1]	(7.6)				0.0				0.0				(7.6)				0.0				0.0				0.0				0.0				(7.6)				0.0
Purchase of treasury shares		(710.0)
Share reorganization and buy-back:
Return of Value - share consolidation	[1]	0.0				(18.7)				0.0				0.0				0.0				18.7				0.0				0.0				0.0				0.0
Expenses relating to Return of Value	[1]	(1.0)				0.0				0.0				(1.0)				0.0				0.0				0.0				0.0				(1.0)				0.0
Issue and redemption of B shares	[1]	(1,800.0)				0.0				0.0				(1,800.0)				0.0				1,800.0				0.0				(1,800.0)				(1,800.0)				0.0
Share buy-back	[1]	(544.7)				0.0				0.0				(544.7)				0.0				0.0				0.0				0.0				(544.7)				0.0
Transfer from (to) merger reserve	[1]	0.0				0.0				0.0				184.6				0.0				0.0				0.0				(184.6)				0.0				0.0
Total movements for the year	[1]	(1,552.5)				(18.6)				3.0				(1,061.3)				(210.4)				1,818.7				(99.6)				(1,984.6)				(1,552.8)				0.3
Ending balance (Revised [Member]) at Oct. 31, 2019		6,267.9				47.2				44.0				2,242.3				(262.1)				2,485.0				(29.6)				1,739.8				6,266.6				1.3
Ending balance (Impact of Adoption of IFRSs [Member]) at Oct. 31, 2019			$ (8.4)				$ 0.0				$ 0.0				$ (8.4)				$ 0.0				$ 0.0				$ 0.0				$ 0.0				$ (8.4)				$ 0.0
Ending balance at Oct. 31, 2019	[1]	6,276.3				47.2				44.0				2,250.7				(262.1)				2,485.0				(29.6)				1,739.8				6,275.0				1.3
Changes in equity [Abstract]
Profit (loss) for the financial year		(2,969.5)				0.0				0.0				(2,969.5)				0.0				0.0				0.0				0.0				(2,969.5)				0.0
Other comprehensive income/(expense) for the year		(103.1)				0.0				0.0				(5.0)				(64.6)				0.0				(33.5)				0.0				(103.1)				0.0
Total comprehensive income/(expense) for the year		(3,072.6)				0.0				0.0				(2,974.5)				(64.6)				0.0				(33.5)				0.0				(3,072.6)				0.0
Share options:
Issue of share capital - share options		2.9				0.1				2.5				0.3				0.0				0.0				0.0				0.0				2.9				0.0
Share-based payment charge		18.3				0.0				0.0				18.3				0.0				0.0				0.0				0.0				18.3				0.0
Current tax on share options		0.1				0.0				0.0				0.1				0.0				0.0				0.0				0.0				0.1				0.0
Deferred tax on share options		(1.5)				0.0				0.0				(1.5)				0.0				0.0				0.0				0.0				(1.5)				0.0
Share reorganization and buy-back:
Purchase of remaining non-controlling interest		0.0				0.0				0.0				1.3				0.0				0.0				0.0				0.0				1.3				(1.3)
Transfer from (to) merger reserve		0.0				0.0				0.0				(27.6)				0.0				0.0				0.0				27.6				0.0				0.0
Total movements for the year		(3,052.8)				0.1				2.5				(2,983.6)				(64.6)				0.0				(33.5)				27.6				(3,051.5)				(1.3)
Ending balance at Oct. 31, 2020		3,215.1				47.3				46.5				(741.3)				(326.7)				2,485.0				(63.1)				1,767.4				3,215.1				$ 0.0
Changes in equity [Abstract]
Profit (loss) for the financial year		(424.4)				0.0				0.0				(424.4)				0.0				0.0				0.0				0.0				(424.4)
Other comprehensive income/(expense) for the year		126.5				0.0				0.0				33.6				58.7				0.0				34.2				0.0				126.5
Total comprehensive income/(expense) for the year		(297.9)				0.0				0.0				(390.8)				58.7				0.0				34.2				0.0				(297.9)
Transactions with owners:
Dividends		(81.1)				0.0				0.0				(81.1)				0.0				0.0				0.0				0.0				(81.1)
Share options:
Issue of share capital - share options		0.3				0.1				0.3				(0.1)				0.0				0.0				0.0				0.0				0.3
Share-based payment charge		12.0				0.0				0.0				12.0				0.0				0.0				0.0				0.0				12.0
Deferred tax on share options		(0.2)				0.0				0.0				(0.2)				0.0				0.0				0.0				0.0				(0.2)
Purchase of treasury shares	[2]	(27.2)				0.0				0.0				(27.2)				0.0				0.0				0.0				0.0				(27.2)
Share reorganization and buy-back:
Transfer from (to) merger reserve		0.0				0.0				0.0				108.3				0.0				0.0				0.0				(108.3)				0.0
Total movements for the year		(394.1)				0.1				0.3				(379.1)				58.7				0.0				34.2				(108.3)				(394.1)
Ending balance at Oct. 31, 2021		$ 2,821.0				$ 47.4				$ 46.8				$ (1,120.4)				$ (268.0)				$ 2,485.0				$ (28.9)				$ 1,659.1				$ 2,821.0

[1]	In accordance with the requirements of IFRS 16 “Leases” the results for the Year ended October 31, 2019 have not been restated.
[2]	During the 12 months ended October 31, 2021 the Micro Focus Employee Benefit Trust (“EBT”) purchased four million of the Group’s shares from the market. The EBT will hold these shares to satisfy future exercises of share options. In accordance with the requirement of IFRS 10 the EBT is treated as if it is a subsidiary of the Group. As a result, the purchase of shares held by the EBT is reported as a purchase of Treasury shares by the Group.